Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 2.5%
Diversified Telecommunication Services 0.7%
Liberty Latin America Ltd. "A"*	83,215	580,009
Media 1.8%
Gray Television, Inc.	43,383	274,180
Interpublic Group of Companies, Inc.	39,760	1,297,369
		1,571,549
Consumer Discretionary 12.1%
Automobile Components 2.2%
American Axle & Manufacturing Holdings, Inc.*	63,862	470,024
Lear Corp.	9,816	1,422,142
		1,892,166
Diversified Consumer Services 0.1%
WW International, Inc.*	28,115	52,013
Hotels, Restaurants & Leisure 2.4%
International Game Technology PLC	9,069	204,869
Mondee Holdings, Inc.* (a)	42,840	98,960
Wynn Resorts Ltd.	17,416	1,780,438
		2,084,267
Household Durables 4.6%
Mohawk Industries, Inc.*	3,523	461,126
PulteGroup, Inc.	23,182	2,796,213
Worthington Enterprises, Inc.	12,305	765,740
		4,023,079
Specialty Retail 2.8%
Foot Locker, Inc.	10,718	305,463
Gap, Inc.	37,913	1,044,503
RH*	3,239	1,128,014
		2,477,980
Consumer Staples 2.8%
Consumer Staples Distribution & Retail 0.6%
Performance Food Group Co.*	6,533	487,623
Food Products 1.7%
B&G Foods, Inc.	38,062	435,430
Cal-Maine Foods, Inc.	14,699	865,036
Darling Ingredients, Inc.*	4,220	196,272
		1,496,738
Household Products 0.5%
Central Garden & Pet Co.*	7,995	342,426
Central Garden & Pet Co. "A"*	1,998	73,766
		416,192

Energy 5.4%
Energy Equipment & Services 0.8%
Helmerich & Payne, Inc.	9,786	411,599
Patterson-UTI Energy, Inc.	24,307	290,226
		701,825
Oil, Gas & Consumable Fuels 4.6%
HF Sinclair Corp.	12,253	739,714
Kinetik Holdings, Inc.	12,422	495,265
Permian Resources Corp.	56,091	990,567
Range Resources Corp.	35,424	1,219,648
Targa Resources Corp.	5,097	570,813
		4,016,007
Financials 22.2%
Banks 9.9%
Associated Banc-Corp.	50,702	1,090,600
BankUnited, Inc.	15,271	427,588
Columbia Banking System, Inc.	13,657	264,263
Eagle Bancorp., Inc.	9,534	223,954
Eastern Bankshares, Inc.	61,996	854,305
First BanCorp.	73,164	1,283,296
First Financial Bancorp.	18,280	409,838
First Financial Corp.	10,968	420,403
Hancock Whitney Corp.	23,244	1,070,154
Hilltop Holdings, Inc.	15,601	488,623
Northwest Bancshares, Inc.	34,169	398,069
UMB Financial Corp.	14,217	1,236,737
Wintrust Financial Corp.	4,343	453,366
		8,621,196
Capital Markets 3.0%
Evercore, Inc. "A"	3,114	599,725
Invesco Ltd.	23,343	387,260
Robinhood Markets, Inc. "A"*	81,813	1,646,896
		2,633,881
Consumer Finance 0.9%
Credit Acceptance Corp.*	1,410	777,686
Financial Services 2.7%
Affirm Holdings, Inc.*	9,981	371,892
AvidXchange Holdings, Inc.*	71,323	937,898
NCR Atleos Corp.*	24,829	490,373
Voya Financial, Inc.	7,509	555,065
		2,355,228
Insurance 4.8%
Assurant, Inc.	9,089	1,710,913
Brown & Brown, Inc.	10,415	911,729
Everest Group Ltd.	3,840	1,526,400
		4,149,042
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Rithm Capital Corp.	74,134	827,335
Health Care 7.9%
Biotechnology 3.1%
Kiniksa Pharmaceuticals Ltd. "A"*	17,369	342,690

REVOLUTION Medicines, Inc.*	23,957	772,134
Sana Biotechnology, Inc.*	76,915	769,150
Twist Bioscience Corp.*	22,683	778,254
		2,662,228
Health Care Providers & Services 2.4%
NeoGenomics, Inc.*	26,482	416,297
Owens & Minor, Inc.*	60,723	1,682,634
		2,098,931
Pharmaceuticals 2.4%
Jazz Pharmaceuticals PLC*	7,773	936,025
Ligand Pharmaceuticals, Inc.*	15,833	1,157,392
		2,093,417
Industrials 21.1%
Aerospace & Defense 2.6%
Huntington Ingalls Industries, Inc.	7,735	2,254,520
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*	5,515	296,486
Building Products 4.8%
Carlisle Companies, Inc.	6,464	2,532,919
Owens Corning	10,059	1,677,841
		4,210,760
Construction & Engineering 2.0%
API Group Corp.*	31,269	1,227,934
MasTec, Inc.*	5,526	515,299
		1,743,233
Electrical Equipment 3.6%
Encore Wire Corp.	6,162	1,619,250
EnerSys	15,947	1,506,354
		3,125,604
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc.	7,574	416,721
RXO, Inc.*	11,979	261,981
		678,702
Machinery 2.8%
Hillenbrand, Inc.	37,312	1,876,420
The Manitowoc Co., Inc.*	42,427	599,918
		2,476,338
Professional Services 2.6%
Jacobs Solutions, Inc.	10,424	1,602,482
TrueBlue, Inc.*	51,679	647,021
		2,249,503
Trading Companies & Distributors 1.6%
DNOW, Inc.*	88,894	1,351,189
Information Technology 7.6%
Communications Equipment 0.5%
Ciena Corp.*	7,945	392,880
Electronic Equipment, Instruments & Components 3.4%
Avnet, Inc.	33,437	1,657,806

Itron, Inc.*	9,376	867,468
TD SYNNEX Corp.	3,829	433,060
		2,958,334
Semiconductors & Semiconductor Equipment 2.1%
Cirrus Logic, Inc.*	11,969	1,107,851
Photronics, Inc.*	26,946	763,111
		1,870,962
Software 1.6%
Adeia, Inc.	33,819	369,304
NCR Voyix Corp.*	12,880	162,674
Verint Systems, Inc.*	26,229	869,491
		1,401,469
Materials 6.5%
Chemicals 1.3%
Avient Corp.	7,871	341,602
Chemours Co.	20,651	542,295
Sensient Technologies Corp.	3,558	246,178
		1,130,075
Containers & Packaging 1.1%
Graphic Packaging Holding Co.	33,885	988,764
Metals & Mining 4.1%
Cleveland-Cliffs, Inc.*	22,180	504,373
Commercial Metals Co.	3,564	209,456
Reliance, Inc.	2,189	731,520
Steel Dynamics, Inc.	11,714	1,736,366
Worthington Steel, Inc.	11,178	400,732
		3,582,447
Real Estate 8.5%
Diversified REITs 1.5%
Alpine Income Property Trust, Inc.	23,402	357,583
Global Net Lease, Inc.	125,295	973,542
		1,331,125
Industrial REITs 2.5%
LXP Industrial Trust	55,263	498,473
Prologis, Inc.	2,509	326,722
STAG Industrial, Inc.	34,180	1,313,879
		2,139,074
Office REITs 0.2%
Highwoods Properties, Inc.	6,098	159,646
Residential REITs 0.7%
BRT Apartments Corp.	38,543	647,522
Retail REITs 1.6%
Kite Realty Group Trust	36,998	802,116
SITE Centers Corp.	38,592	565,373
		1,367,489
Specialized REITs 2.0%
Gaming and Leisure Properties, Inc.	32,113	1,479,446
Safehold, Inc.	14,037	289,162
		1,768,608

Utilities 3.1%
Electric Utilities 2.4%
IDACORP, Inc.	15,434	1,433,664
Otter Tail Corp.	8,068	697,075
		2,130,739
Gas Utilities 0.6%
UGI Corp.	20,014	491,144
Independent Power & Renewable Electricity Producers 0.1%
Sunnova Energy International, Inc.* (a)	19,009	116,525
Total Common Stocks (Cost $65,770,526)		86,881,530

Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d) (Cost $225,750)	225,750	225,750

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $232,690)	232,690	232,690

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $66,228,966)	100.2	87,339,970
Other Assets and Liabilities, Net	(0.2)	(201,382)
Net Assets	100.0	87,138,588
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d)
855,150	—	629,400 (e)	—	—	1,918	—	225,750	225,750
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (c)
1,309,604	1,668,857	2,745,771	—	—	13,066	—	232,690	232,690
2,164,754	1,668,857	3,375,171	—	—	14,984	—	458,440	458,440

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $215,338, which is 0.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$86,881,530	$—	$—	$86,881,530
Other Investments	—	—	0	0
Short-Term Investments (a)	458,440	—	—	458,440
Total	$87,339,970	$—	$0	$87,339,970

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH1
R-080548-2 (1/25)